Accounts Receivables, Net	12 Months Ended
Jun. 30, 2024
Accounts Receivables, Net [Abstract]
ACCOUNTS RECEIVABLES, NET
4.	ACCOUNTS RECEIVABLES, NET

Accounts receivables, net consisted of the following:

	As of June 30,
	2024	2023
	USD	USD
Accounts receivable	49,474	217,798
Allowance for doubtful accounts	(1,721)	(6,442)
Accounts receivables, net	47,753	211,356

	As of June 30,
	2024	2023
	USD	USD
Balance at beginning of the period/year presented	(6,442)	(1,112)
Allowance provided during the period/year	-	(5,330)
Bad debt reversal	4,735	-
Foreign currency translation adjustment	(14)	-
Balance at end of the period/year presented	(1,721)	(6,442)

The Group recorded provision of allowance for doubtful accounts of $5,330 and $1,112 for the years ended June 30, 2023 and 2022, respectively, and reversed provision of allowance for doubtful accounts of $ 4,735 for the year ended June 30, 2024.